Available-for-sale securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Available-for-sale Securities.
Cost Basis	$ 1,375	$ 1,293	$ 1,301
Unrealized pretax net gains (losses)	72	77	21
Fair Value	1,447	1,370	1,322
U.S. governmental agency
Schedule of Available-for-sale Securities.
Fair Value	310
U.S. treasury bonds
Schedule of Available-for-sale Securities.
Cost Basis	10	12	14
Fair Value	10	12	14
Other U.S. and non-U.S. government bonds
Schedule of Available-for-sale Securities.
Cost Basis	90	76	65
Unrealized pretax net gains (losses)	2	1
Fair Value	92	77	65
Corporate bonds
Schedule of Available-for-sale Securities.
Cost Basis	542	481	455
Unrealized pretax net gains (losses)	30	30	20
Fair Value	572	511	475
Asset-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	112	136	141
Unrealized pretax net gains (losses)	(1)		(7)
Fair Value	111	136	134
U.S. governmental agency mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	297	258	295
Unrealized pretax net gains (losses)	13	15	13
Fair Value	310	273	308
Residential mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	33	43	61
Unrealized pretax net gains (losses)	(3)	(3)	(10)
Fair Value	30	40	51
Commercial mortgage-backed securities
Schedule of Available-for-sale Securities.
Cost Basis	142	164	175
Unrealized pretax net gains (losses)	3	4	(13)
Fair Value	145	168	162
Large capitalization value
Schedule of Available-for-sale Securities.
Cost Basis	127	100	76
Unrealized pretax net gains (losses)	21	22	13
Fair Value	148	122	89
Smaller company growth
Schedule of Available-for-sale Securities.
Cost Basis	22	23	19
Unrealized pretax net gains (losses)	7	8	5
Fair Value	$ 29	$ 31	$ 24